Schedule of Investments (unaudited) May 31, 2019	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI Eurozone ETF(a)	23,451,855	$889,294,341

Total Investment Companies — 100.2% (Cost: $1,012,313,393)		889,294,341

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(a)(b)	811,638	811,638

Total Short-Term Investments — 0.1% (Cost: $811,638)		811,638

Total Investments in Securities — 100.3% (Cost: $1,013,125,031)		890,105,979

Other Assets, Less Liabilities — (0.3)%		(2,895,130)

Net Assets — 100.0%		$887,210,849

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,253,799	—	(442,161	)(a)	811,638	$811,638	$23,633	$—	$—
iShares MSCI Eurozone ETF	40,003,101	8,176,139	(24,727,385)		23,451,855	889,294,341	7,048,146	(62,487,393)	(87,821,519)

						$890,105,979	$7,071,779	$(62,487,393)	$(87,821,519)

(a) Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	747,421,511	USD	832,621,210	BNP	06/04/19	$2,360,676
EUR	155,488,869	USD	173,212,338	MS	06/04/19	492,041
USD	60,807,330	EUR	54,110,000	CITI	06/04/19	358,347
USD	787,617,614	EUR	703,948,310	JPM	06/04/19	1,201,811
USD	81,038,767	EUR	72,442,035	MS	06/04/19	110,153
EUR	39,155,000	USD	43,737,271	CITI	07/02/19	108,916

						4,631,944

EUR	32,000	USD	35,890	JPM	06/04/19	(141)
USD	80,725,782	EUR	72,442,035	MS	06/04/19	(202,832)
USD	834,624,674	EUR	747,421,511	BNP	07/02/19	(2,345,898)
USD	6,187,928	EUR	5,531,000	BOA	07/02/19	(5,745)
USD	92,708,057	EUR	83,046,834	MS	07/02/19	(288,673)

						(2,843,289)

	Net unrealized appreciation					$1,788,655

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI Eurozone ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$889,294,341	$—	$—	$889,294,341
Money Market Funds	811,638	—	—	811,638

	$890,105,979	$—	$—	$890,105,979

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,631,944	$—	$4,631,944
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,843,289)	—	(2,843,289)

	$—	$1,788,655	$—	$1,788,655

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CITI	Citibank N.A.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC
Currency Abbreviations

EUR	Euro

USD	United States Dollar

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